Other Financial Liabilities (debt) - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Financial Liabilities debt [Line Items]
Balance at beginning of the year	$ 5,779
Additions	11,712	$ 2,973	$ 5,213
Balance at end of the year	12,953	5,779
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Balance at beginning of the year	70,120	79,217
Additions	4,957	4,099
Accrued interest	3,912	4,371
Payments	(12,327)	(12,746)
Interest payments	(3,912)	(4,371)
Exchange rate effect	375	(450)
Balance at end of the year	63,125	70,120	$ 79,217
Expenses related to variable lease payments, low-value and short-term leases	13,431	7,973
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	12,708	12,459
Amounts recognized in profit or loss	$ 30,051	$ 24,803